11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS: Schedule of Cash Flow, Supplemental Disclosures (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Cash Flow, Supplemental Disclosures

	2025	2024	2023

Non-cash transactions were as follows:
exploration and evaluation asset
included in accounts payable	$ 48	$ 21	$ 23